PLANT AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Depreciation and amortization expense	$ 62,319
QPAGOS Corporation - Parent Company [Member]
Depreciation and amortization expense		$ 64,264